TAXATION - Reconciliation of tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income before income taxes	¥ 5,280,175	$ 753,632	¥ 3,726,262	¥ 3,102,164
Income tax expenses computed at PRC statutory income tax rate of 25%	1,320,044	188,408	931,565	775,541
Tax credits
Additional deduction for R&D expenses	(20,675)	(2,951)	(17,699)	(19,397)
Non-deductible share-based compensation expenses	100,965	14,411	60,020	45,722
Non-deductible expenses and non-taxable income	48,846	6,971	11,026	5,378
Change of valuation allowance	70,521	10,065	303,889	616,962
Changes in unrecognized tax benefits	(21,834)	(3,116)	6,853	24,536
Effect of changes in tax laws or rates enacted in the current period	(392)	(56)		725
Income tax expenses	¥ 1,679,793	$ 239,755	¥ 770,553	¥ 258,127
Tax Jurisdiction of Domicile [Extensible Enumeration]	PRC	PRC	PRC	PRC
Tax credits (as a percent)
Income tax expenses computed at PRC statutory income tax rate of 25% (as a percent)	25.00%	25.00%	25.00%	25.00%
Effective Income Tax Rate Reconciliation, Tax Credit, Percent [Abstract]
Additional deduction for R&D expenses (as a percent)	0.00%	0.00%	0.00%	(1.00%)
Non-deductible share-based compensation expenses (as a percent)	2.00%	2.00%	2.00%	1.00%
Non-deductible expenses and non-taxable income (as a percent)	1.00%	1.00%	0.00%	0.00%
Change in valuation allowance (as a percent)	(1.00%)	(1.00%)	(8.00%)	(19.00%)
Changes in unrecognized tax benefits (as a percent)	0.00%	0.00%	0.00%	1.00%
Effect of changes in tax laws or rates enacted in the current period (as a percent)	0.00%	0.00%		0.00%
Income tax expense (as a percent)	32.00%	32.00%	21.00%	8.00%
Undistributed earnings	¥ 318,000				$ 45,400
Hong Kong
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Statutory tax rate difference between Hong Kong, PRC and PRC	1,764	$ 252	¥ (2,725)	¥ (2,839)
Withholding tax on distributable earnings	339,797	48,499
Others	¥ (2,459)	$ (351)	¥ 38	¥ (470)
Tax credits (as a percent)
Statutory tax rate difference between Hong Kong, PRC and PRC (as a percent)	0.00%	0.00%	0.00%	0.00%
Withholding tax on distributable earnings (as a percent)	6.00%	6.00%
Others (as a percent)	0.00%	0.00%	0.00%	0.00%
Other foreign jurisdictions
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Others	¥ 78,059	$ 11,141	¥ 6,163	¥ 39,282
Tax credits (as a percent)
Others (as a percent)	1.00%	1.00%	0.00%	1.00%
PRC
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Others	¥ (93,801)	$ (13,388)	¥ 79,201	¥ 6,611
Tax credits (as a percent)
Others (as a percent)	(2.00%)	(2.00%)	2.00%	0.00%